Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Tax
NOTE 9. INCOME TAX
The Company’s net deferred tax assets at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Net operating loss carryforward	$—	$—
Startup/Organization Expenses	802,539	396,253

Total deferred tax assets	802,539	396,253
Valuation Allowance	(802,539)	(396,253)

Deferred tax assets	$—	$—

The income tax provision for the years ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$78,830	$638,962
Deferred	(406,286)	(294,477)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	406,286	294,477

Income tax provision	$78,830	$638,962

As of December 31, 2023 and 2022 , the Company had $0 and $0 of U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2023, the change in the valuation allowance was $406,286. For the year ended December 31, 2022, the change in the valuation allowance was $294,477.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	0.0%	(2.6)%
Transaction costs associated with the Initial Public Offering	0.0%	0.01%
Acquisition costs	(15.0)%	0.00%
Valuation allowance	(7.7)%	15.8%

Income tax provision	(1.7)%	34.2%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the years ended December 31, 2023 and 2022 remain open and subject to examination.